COMMITMENTS AND CONTINGENCIES (Legal and Tax Contingencies) (Details) (USD $) In Thousands, unless otherwise specified			1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 31, 2009 Brazilian Tax Authority [Member]	Dec. 31, 2013 Brazilian Tax Authority [Member]	Dec. 31, 2003 Brazilian Tax Authority [Member]	Dec. 31, 2012 Brazilian Tax Authority [Member]	Nov. 30, 2009 Litigation One [Member]	Dec. 31, 2013 Pending And Threatened Litigation [Member]	Dec. 31, 2012 Pending And Threatened Litigation [Member]
Loss Contingencies [Line Items]
Damages being sought			$ 1,530	$ 11,739	$ 4,000		$ 12,400
Estimated maximum loss from contingency				22,540		26,102		2,902	2,269
Accrual for loss contingency	$ 7,888	$ 8,070		$ 6,857		$ 7,122		$ 1,031	$ 948